Related Party Agreements	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Agreements
9.     Related Party Agreements
We conduct business with several affiliates under written agreements and informal arrangements. Below is a summary of outstanding balances and a description of significant relationships (in thousands):

	As of December 31,
	2020	2019
Due from related party–NantBio	1,294	1,305
Due from related party–NantOmics	591	602
Due from related parties–Various	118	56

Total due from related parties	$2,003	$1,963

Due to related party–NantWorks	10,650	8,105
Due to related party–Duley Road	2,787	2,053
Due to related party–NantBio	943	945
Due to related party–NantPharma	187	188
Due to related party–Immuno-Oncology Clinic, Inc.	271	102

Total due to related parties	$14,838	$11,393

Related party notes payable–NantCapital	109,246	42,385
Related party notes payable–NantMobile	56,660	55,009
Related party notes payable–NantWorks	51,546	49,088
Related party notes payable–NCSC	36,901	35,139

Total related party notes payable	$254,353	$181,621

Our Executive Chairman, and principal stockholder, founded and has a controlling interest in NantWorks, which is a collection of multiple companies in the healthcare and technology space. As described below, we have entered into arrangements with NantWorks, and certain affiliates of NantWorks, to facilitate the development of new immunotherapies for our product pipeline. Affiliates of NantWorks are also affiliates of the company due to the common control by and/or common ownership interest of our Executive Chairman.
NantWorks
Under the NantWorks shared services agreement executed in November 2015, but effective August 2015, NantWorks provides corporate, general and administrative, manufacturing strategy, research and development, regulatory and clinical trial strategy, and other support services. We are charged for the services at cost plus reasonable allocations of employee benefits, facilities and other direct or fairly allocated indirect costs that relate to the employees providing the services. During the years ended December 31, 2020 and 2019, we recorded $6.6 million and $7.9 million, respectively, in selling, general and administrative expense
, and $9.9 million and $3.6 million, respectively, in
research and development expense
under this arrangement on the combined consolidated statements of operations. These amounts exclude certain general and administrative expenses provided by third-party vendors directly for our benefit, which have been reimbursed to NantWorks based on those vendors’ invoiced amounts without markup by NantWorks.
In addition, under the existing shared services agreement with NantWorks, we can provide support services to NantWorks and/or any of its affiliates. For the years ended December 31, 2020 and 2019, we recorded expense reimbursements of $0.7 million and $1.1 million, respectively, in
Selling, general and administrative expense
and $11.9 million and $5.1 million, respectively, in r
esearch and development expense,
on the combined consolidated statements of operations.
As of December 31, 2020 and 2019, we owed NantWorks a net amount of $10.7 million and $8.1 million, respectively, for all agreements between the two affiliates, which is included in due to related parties
on the combined consolidated balance sheets. We also recorded $1.0 million and $0.3 million prepaid expenses for services that passed through to the company from NantWorks as of December 31, 2020 and 2019, respectively, and the amounts are included in the prepaid expenses and other current assets
on the combined consolidated balance sheets.
In November 2015, we entered into a facility license agreement with NantWorks, which became effective in May 2015, for approximately 9,500 square feet in Culver City, California, which has been converted to a research and development laboratory and a cGMP manufacturing facility. In September 2020, we amended this agreement to extend the term of this lease through December 31, 2021, as further discussed in Note 8,
 Commitments and Contingencies
. Lease expense for this facility totaling $0.6 million for the years ended December 31, 2020 and 2019, respectively, was recorded in research and development expense
on the combined consolidated statements of operations.
Immuno-Oncology Clinic, Inc.
Beginning in 2017, we entered into multiple agreements with Immuno-Oncology Clinic, Inc., or the Clinic (dba Chan Soon-Shiong Institutes for Medicine, in El Segundo, California), to conduct clinical trials related to certain of our product candidates. The Clinic is a related party as it is owned by one officer of the company and NantWorks manages the administrative operations of the Clinic. Prior to June 30, 2019, one of our officers was an investigator or sub-investigator
for all of our trials conducted at the Clinic.
In July 2019, we entered into a new agreement with the Clinic (the Clinic Agreement), which became effective on July 1, 2019. The Clinic Agreement, as amended on March 31, 2020, covers clinical trial and research-related activities on a non-exclusive
basis relating to our existing clinical trials, commenced prior to July 1, 2019, and prospective clinical trials and research projects. The Clinic Agreement also specifies certain services and related costs that are excluded from the Clinic Agreement. Prior to commencing any work under the Clinic Agreement, the parties have agreed to execute written work orders setting forth the terms and conditions related to specific services to be performed, including financial terms. For clinical trials that commenced prior to July 1, 2019, fees incurred for services performed after July 1, 2019 are covered under the Clinic Agreement and applied towards the below-mentioned prepayments. The Clinic Agreement allows for automatic renewal and additional extensions beyond the initial one-year
term.
In consideration of the services to be performed under the Clinic Agreement, as amended on March 31, 2020, we agreed to make payments of up to $7.5 million to the Clinic, of which $3.75 million and $1.88 million were paid in July 2019 and October 2019, respectively. As amended, a conditional payment of $1.88 million shall be due and payable at such time, if any, that the payments made in July 2019 and October 2019 have been earned by the Clinic through the performance of services. On a quarterly basis, our prepayment is increased by an interest credit computed in accordance with terms specified in the Clinic Agreement.
To the extent any portion of the prepayments remain unearned by the Clinic on the third anniversary of the Clinic Agreement, we may elect at our sole discretion either to (i) not extend the term of the Clinic Agreement and have the Clinic reimburse us for the total amount of any remaining unused portion of the prepayments, or (ii) extend the term of the Clinic Agreement for up to three additional one year periods, at which time the Clinic will reimburse us for the total amount of any remaining unused portion of the prepayments plus interest if reimbursement is not made within 60 days of expiration. The Clinic may terminate this agreement upon each anniversary date upon sixty (60) days prior written notice and reimbursement in full to us of any outstanding unearned balance of the prepayments, provided that any such termination by the Clinic will not apply with respect to any work orders still in effect at the time of such termination.
In July 2019, we executed a clinical trial work order under the Clinic Agreement for an open-label, phase I study of
PD-L1.t-haNK
for infusion in subjects with locally advanced or metastatic solid cancers. In July 2020, but effective on June 22, 2020, we executed a clinical trial work order under our existing master agreement with the Clinic for an open-label, randomized, comparative phase II study of our proprietary
IL-15
superagonist
(N-803)
and Aldoxorubicin Hydrochloride (Aldoxorubicin) and our
PD-L1.t-haNK
with
standard-of-care
chemotherapy versus
standard-of-care
chemotherapy for first and second-line treatment of locally or advanced metastatic pancreatic cancer.
During the years ended December 31, 2020 and 2019, $0.6 million and $1.1 million, respectively, was recognized in research and development expense
on the combined consolidated statements of operations related to clinical trial and research-related activities conducted for us by the Clinic. As of December 31, 2020 and 2019, we owed the Clinic $0.3 million and $0.1 million, respectively, for services excluded from the Clinic Agreement, which are included in due to related parties
on the combined consolidated balance sheets. As of December 31, 2020 and 2019, we had prepaid balances related to the Clinic Agreement of $4.7 million and $5.1 million, respectively, which are included in prepaid expenses and other currents assets
, and
other assets
, on the combined consolidated balance sheets. We anticipate that the remaining prepayment amount as of December 31, 2020 will be utilized in future periods as the Clinic provides additional services pursuant to the Clinic Agreement.
NantBio, Inc.
In August 2018, NantBio assigned an agreement to us for the use of a third-party research facility, which provides us with the exclusive right to use and access to a portion of the third party’s laboratory and vivarium premises. NantBio is a related party as it is an affiliate of NantWorks. In conjunction with the assignment, we reimbursed NantBio for upfront payments which it had made to the third-party of $0.9 million and paid $0.5 million directly to the third-party for an aggregate value of $1.4 million. The assigned agreement is for a term of ten years and expires in June 2027. The agreement may be terminated by us at any time, with or without cause. In case of termination of the agreement, the third-party will reimburse us for a pro-rata
amount based upon the passage of time.
In March 2016, NantBio and the National Cancer Institute, or the NCI, entered into a cooperative research and development agreement. The initial five-year agreement covers NantBio and its affiliates, including us. Under the agreement, the parties are collaborating on the preclinical and clinical development of proprietary recombinant natural killer cells and monoclonal antibodies in monotherapy and combination immunotherapies. We benefited from the preclinical and clinical research conducted during the first four years under this agreement. In each of the contractual years under the agreement, we paid $0.6 million to the NCI as a prepayment for services under the agreement. We recognize research and development expense related to this agreement ratably over a
12-month
period for each funding year and recorded $0.6 million of expense related to this agreement in each of the years ended December 31, 2020 and 2019. As of December 31, 2020 and 2019, we had balances of $0.1 million and $0.1 million, respectively, included in prepaid expenses and other current assets
related to this agreement on the combined consolidated balance sheets.
On February 16, 2016, we via our subsidiary Etubics entered into an exclusive license agreement with NantBio. Under this agreement, Etubics granted NantBio a worldwide, exclusive rights to research and develop Etubics’ proprietary product
ETBX-021
for all indications. Etubics is eligible to receive a single-digit royalty for sales on the licensed products on a country-by-country
basis. As of December 31, 2020 and 2019, no costs were incurred in regard to the research and development costs allocation.
In August 2018, we entered into a supply agreement with NantCancerStemCell, LLC, or NCSC, a 60% owned subsidiary of NantBio (with the other 40% owned by Sorrento). Under this agreement, we agreed to supply VivaBioCell’s proprietary
GMP-in-a-Box
bioreactors and related consumables, made according to specifications mutually agreed to with both companies. The agreement has an initial term of five years and renews automatically for successive one-year
term unless terminated by either party in the event of material default upon prior written notice of such default and the failure of the defaulting party to remedy the default within 30 days of the delivery of such notice, or upon 90 days’ prior written notice by NCSC. We recognized $0 and $0.5 million of revenue for gas mixers and consumables delivered during the years ended December 31, 2020 and 2019, respectively. We also recorded $0.4 million and $0.3 million deferred revenue for bioreactors that were delivered but not installed as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, we recorded $0.9 million and $0.9 million, respectively, due to related party related to this agreement.
In 2018, we entered into a shared service agreement, pursuant to which, we are charged for services at cost, without mark-up
or profit for NantBio, but including reasonable allocations of employee benefits that relate to the employees providing the services. In
April 2019, we agreed with NantBio to transfer 67 NantBio employees and associated research and development projects, comprising the majority of NantBio’s business, to the company. After the transfer, NantBio continued to make payments on our behalf for certain employee benefits and vendor costs related to the research and development projects that were transferred to the company. In addition, we settled certain employee bonuses and benefits that were accrued by NantBio for 2018. As of December 31, 2020 and 2019, we recorded a net $1.3 million receivable from NantBio, which included $1.0 million receivable for employee bonuses and $0.3 million receivable from NantBio for vendor costs we paid on behalf of NantBio.
NantOmics
In June 2019, we made a strategic decision and transferred certain employees from NantOmics, LLC, or NantOmics, a related party that is controlled by our chairman and chief executive officer, to the company. After the transfer, we settled certain employee bonuses and benefits that were accrued by NantOmics for 2020 and recorded $0.6 million receivable from NantOmics as of December 31, 2020 and 2019.
605 Doug St, LLC
In September 2016, we entered into a lease agreement with 605 Doug St, LLC, an entity owned by our Executive Chairman, and principal stockholder, for approximately 24,250 square feet in El Segundo, California, which has been converted to a research and development laboratory and a cGMP manufacturing facility. The lease runs from July 2016 through July 2023. We have the option to extend the lease for an additional three-year term through July 2026. The monthly rent is $0.1 million with annual increases of 3% beginning in July 2017. Lease expense for this facility for the years ended December 31, 2020 and 2019, is recorded in research and development expense
on the combined consolidated statements of operations and was $0.9 million and $0.9 million, respectively. As of December 31, 2020 and 2019, there were no balances due between the parties.
Duley Road, LLC
In February 2017, Altor through its wholly-owned subsidiary entered into a lease agreement with Duley Road, LLC, or Duley Road, a related party that is indirectly controlled by our Executive Chairman, for an office and cGMP manufacturing facility in El Segundo, California. As of December 31, 2020 and 2019, we recorded rent payable to Duley Road of $1.0 million and $0.3 million, respectively, which is included in due to related parties
on the combined consolidated balance sheets. For the years ended December 31, 2020 and 2019, we recorded rent expense of $0.7 million and $0.1 million, respectively, which is reflected in research and development expense
on the combined consolidated statements of operations. See Note 8
Commitments and Contingencies
for additional information.
Effective in January 2019, we entered into two lease agreements with Duley Road for a second building located in El Segundo, California. The first lease is for the first floor of the building with approximately 5,650 square feet. The lease has a
7-year
term commencing in September 2019. The second lease is for the second floor of the building with approximately 6,488 square feet. The lease has a seven-year term commencing in July 2019. Both floors of the building are used for research and development and office space. We have options to extend the initial terms of both leases for two consecutive five-year periods through 2036. The annual rent of the two leases is $0.4 million, which will increase at a rate of 3% per year. As of December 31, 2020 and 2019, we recorded $0.7 million and $1.5 million leasehold improvement payable and $1.1 million and $0.2 million lease-related payables to Duley Road, which were included in due to related parties
on the combined consolidated balance sheets. For the years ended December 31, 2020 and 2019, we recorded $0.3 million and $0.1 million rent expense for the two leases, respectively, which is included in the research and development
expense on the combined consolidated statements of operations. The total security deposits for the leases amounted to $0.1 million as of December 31, 2020 and 2019, which are included in other assets
on the combined consolidated balance sheets.
NantHealth Labs, Inc.
In March 2018, we entered into an agreement with NantHealth Labs, Inc., or NantHealth Labs, to obtain blood-based tumor profiling services. NantHealth Labs is a related party, as it is a wholly-owned subsidiary of NantHealth, Inc., a majority-owned subsidiary of NantWorks. We are obligated to pay NantHealth Labs fixed, per-patient
fees. The agreement has an initial term of five years and renews automatically for successive one-year
periods, unless terminated earlier. During the years ended December 31, 2019, $10,000 was recognized in research and development expense
on the combined consolidated statements of operations. There were no expenses associated with this agreement during the year ended December 31, 2020. As of December 31, 2020 and 2019, no balances were due between the parties.
In June 2018, one of our subsidiaries, Altor, entered into a service agreement with NantHealth Labs, pursuant to which, NantHealth Labs agreed to perform blood-based mutation detection test services in connection with Altor’s clinical trials for cancer treatments and therapies. The agreement had an initial term of two years and renews automatically for successive one-year
periods terms unless terminated earlier. During the year ended December 31, 2020 and 2019, Altor incurred $0 and $0.3 million in research and development expense in connection to this service agreement.
NantPharma
In 2018, Altor BioScience, LLC and GlobeImmune purchased a total of $0.2 million in laboratory equipment from NantPharma. As of December 31, 2020 and 2019, we recorded a $0.2 million related party payable to NantPharma for the unpaid invoices.
Related Party Notes Payable
In October 2015, we executed a demand promissory note with CalCap, a personal investment vehicle of our Executive Chairman and a related party. The note bears interest at a per annum rate of 5.0%, compounded annually and computed on the basis of 365 or 366 days. The note also provided that we may prepay the outstanding principal amount at any time without premium or penalty and the prior consent of CalCap. The note also contained a provision that all outstanding amounts will become immediately due and payable upon certain bankruptcy and insolvency-related events. The principal amount of advances made by the related party pursuant to these notes totaled $22.4 million as of January 1, 2019. The total interest outstanding on this note amounted to $3.4 million as of January 1, 2019, and is included in related party notes payable
on the combined consolidated balance sheets.
In March 2019, we repaid $22.5 million under the promissory note with CalCap, including $18.8 million principal and $3.7 million accrued interests. On June 28, 2019, we extinguished the remaining principal amount under the note payable of $3.7 million and accrued interest of $40,000 by partially offsetting the cash proceeds of approximately $6.7 million from the issuance of 2,074,799 shares of common stock as a result of warrants exercised by our Executive Chairman.
In December 2015, we executed a demand promissory note with NantCapital. The note bears interest at a per annum rate of 5.0%, compounded annually and computed on the basis of 365 or 366 days. In January 2019, we repaid $15.0 million under the promissory note with NantCapital, including $12.1 million of principal and $2.9 million in accrued interest. In May 2019, we borrowed $10.5 million from NantCapital. In June 2019, we deducted the principal of $2.4 million and accrued interest of $0.6 million to NantCapital, which is to offset the issuance of common stock as a result of warrant exercised by our Executive Chairman. In June 2019 and December 2019, we borrowed $8.0 million and $5.0 million from NantCapital, respectively. In July 2020 and August 2020, we borrowed $10.0 million and $3.7 million from NantCapital, respectively. The principal amount of advances made by the related party pursuant to these notes totaled $55.2 million and $41.5 million as of December 31, 2020 and 2019. The total interest outstanding on this note amounted to $3.3 million and $0.9 million as of December 31, 2020 and 2019, respectively, and was included in related party notes payable
on the combined consolidated balance sheets. In July 2020, this note was amended and restated to provide that all outstanding principal and accrued and unpaid interest is due and payable on September 30, 2025, and not on demand.
In June 2017, we executed a demand promissory note with NantWorks. The note bears interest at a per annum rate of 5.0%, compounded annually and computed on the basis of 365 or 366 days. The outstanding principal amount, plus accrued and unpaid interest, may be made immediately due and payable on demand by NantWorks. We may prepay the outstanding principal amount at any time without premium or penalty and the prior consent of NantWorks. All outstanding amounts under the note will also become immediately due and payable upon certain bankruptcy and insolvency-related events. The principal amount of advances made by the related party pursuant to these notes totaled $43.4 million as of December 31, 2020 and 2019, respectively. The total interest outstanding on this note amounted to $8.1 million and $5.7 million as of December 31, 2020 and 2019, and was included in related party notes payable
on the combined consolidated balance sheets. In July 2020, this note was amended and restated to provide that all outstanding principal and accrued and unpaid interest is due and payable on September 30, 2025, and not on demand.
In August 2018, we executed a demand promissory note with NCSC. The note bears interest at a per annum rate of 5.0%, compounded annually and computed on the basis of 365 or 366 days. The outstanding principal amount, plus accrued and unpaid interest, may be made immediately due and payable on demand by NCSC. We may prepay the outstanding principal amount at any time without premium or penalty and the prior consent of NCSC. All amounts outstanding under the note will also become immediately due and payable upon certain bankruptcy and insolvency-related events. The principal amount of advances made by the related party pursuant to these notes totaled $33.0 million as of December 31, 2020 and 2019. The total interest outstanding on this note amounted to $3.9 million and $2.1 million as of December 31, 2020 and 2019, respectively, and was included in related party notes payable
on the combined consolidated balance sheets. In July 2020, this note was amended and restated to provide that all outstanding principal and accrued and unpaid interest is due and payable on September 30, 2025, and not on demand.
In December 2019, we executed a demand promissory note with NantMobile. The note bears interest at a per annum rate of 3.0%, compounded annually and computed on the basis of 365 or 366 days. The outstanding principal amount, plus accrued and unpaid interest, may be made immediately due and payable on demand by NantMobile. We may prepay the outstanding principal amount at any time without premium or penalty and the prior consent of NantMobile. All amounts outstanding under the note will also become immediately due and payable upon certain bankruptcy and insolvency-related events. The principal amount of advances made by the related party pursuant to these notes totaled $55.0 million as of December 31, 2020 and 2019. The total interest outstanding on this note amounted to $1.7 million and $9,000, respectively, as of December 31, 2020 and 2019, and was included in related party notes payable
on the combined consolidated balance sheets. In July 2020, this note was amended and restated to provide that all outstanding principal and accrued and unpaid interest is due and payable on September 30, 2025, and not on demand.
In September 2020, we executed a promissory note with NantCapital for an advance of the principal of $50.0 million. The note bears interest at a per annum rate of 6.0%, compounded annually and computed on the basis of 365 or 366 days. The outstanding principal and accrued and unpaid interest are due and payable on September 30, 2025. The total interest outstanding on this note amounted to $0.8 million as of December 31, 2020, and was included in related party notes payable
on the combined consolidated balance sheets.
All demand promissory notes have no equity or equity-linked convertible rights.